Business combinations, acquisitions, sale and non-controlling interest	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Business combinations, acquisitions, sale and non-controlling interest
12. Business combinations,
acquisitions
, sale and
non-controlling
interest
a)
The following is a description of the major acquisitions of investments in associates and subsidiaries during the years ended December 31, 2017 and 2019:
Acquisitions 2017
a) In February 2017, Telekom Austria Group acquired 97.68% of Metronet telekomunikacije through its Croatian subsidiary Vipnet. Metronet is one of the leading alternative fixed business solutions providers in Croatia. The fair values of the assets acquired and liabilities assumed at the acquisition date are reported in the Europe segment. The amount paid for the business acquisition was Ps. 1,550,534, net of acquired cash. The goodwill recognized amounted to Ps. 502,574.
b) During 2017, the Company acquired through its subsidiaries, other entities for which it paid Ps. 3,249,164, net of acquired cash. The identified goodwill has been allocated to the Europe segment. The goodwill recognized amounted to Ps. 260,355.
c) The Company acquired an additional
non-controlling
interest in its Mexican entities for an amount of Ps. 23,881.
Acquisitions 2019
a) On January 24, 2019, the Company acquired 100% of Telefónica Móviles Guatemala, S.A (“Telefónica Guatemala”) from Telefónica S.A. and certain of its affiliates. The acquired company provides mobile and fixed telecommunications services, including voice, data and Pay TV. The final purchase price paid for the business acquisition was Ps. 5,946,787, net of acquired cash. For the purchase accounting, the Company determined the fair value of Telefónica Guatemala´s identifiable assets and liabilities based on relative fair values. The purchase accounting is substantially completed as of the date of the financial statements and the values of the assets acquired and liabilities assumed are as follows:

2019 Provisional amounts at the acquisition date
Current assets	Ps. 1,214,178
Other non-current assets	252,469
Intangible assets (excluding goodwill)	676,884
Property, plant and equipment	5,757,958
Rights-of-use	2,331,029

Total assets acquired	10,232,518
Accounts payable	4,579,590
Other liabilities	2,338,592

Total liabilities assumed	6,918,182

Fair value of assets acquired a nd liabilities assumed , net	3,314,336
Acquisition price	5,946,787

Provisional goodwill	Ps. 2,632,451

b) On December 18, 2019, after receipt of the necessary approvals from local regulators, the Company completed the previously announced acquisition of 100% of Nextel Telecomunicações Ltda. and its subsidiaries (“Nextel Brazil”), from NII Holdings, Inc. and certain of its affiliates (“NII”) and AI Brazil Holdings B.V. Nextel Brazil provides nationwide mobile telecommunications services. With this transaction, the Company consolidates its operations as one of the leading telecommunication service providers in Brazil, strengthening its mobile network capacity, spectrum portfolio, subscriber base, coverage and quality, particularly in the cities of São Paulo and Rio de Janeiro, the main markets in Brazil.
The aggregate purchase price was Ps. 18,028,103, after making adjustments pursuant to the Purchase Agreement. After deducting Ps. 9,325,750 of net debt, the net purchase price at closing was Ps. 7,335,045 net of acquired cash. The purchase price is subject to review and adjustment by the Company.
Derived from the recent date of completion of the acquisition, as of the date when the present consolidated financial statements were drawn up, the process for allocating the purchase price is provisional. This analysis should conclude in the coming months, yet will not last longer than twelve months from the acquisition date stipulated in the standard.

The provisional purchase accounting as of December 31, 2019, is as follows:

2019 Provisional amounts at the acquisition date
Current assets	Ps. 3,624,576
Other non-current assets	4,805,319
Intangible assets (excluding goodwill)	7,167,455
Property, plant and equipment	5,161,676
Rights-of-use	7,337,478

Total assets acquired	28,096,504
Accounts payable	14,036,438
Other liabilities	14,953,685

Total liabilities assumed	28,990,123

Fair value of assets acquired a nd liabilities assumed , net	(893,619)
Acquisition Price	7,335,045

Provisional goodwill	Ps. 8,228,664

c) During 2019, the Company acquired through its subsidiaries, other entities for which it paid Ps. 48,808, net of acquired cash.
d) The Company acquired an additional
non-controlling
interest in its entities for an amount of Ps. 83,055.
b) Consolidated subsidiaries with
non-controlling
interests
The Company has control over Telekom Austria, which has a material non-
controlling
interest. Set out below is summarized information as of December 31, 2018 and 2019 of TKA’s consolidated financial statements. The amounts disclosed for this subsidiary are before inter-company eliminations and using the same accounting policies of América Móvil.
Selected financial data from the consolidated statements of financial position

	December 31,
	2018		2019
Assets:
Current assets	Ps.	29,854,542	Ps.	29,516,038
Non-current assets		131,407,408		137,724,390

Total assets	Ps.	161,261,950	Ps.	167,240,428

Liabilities and equity:
Current liabilities	Ps.	36,822,034	Ps.	34,608,254
Non-current liabilities		80,023,800		89,711,288

Total liabilities		116,845,834		124,319,542
Equity attributable to equity holders of the parent		22,621,625		21,864,132
Non-controlling interest		21,794,491		21,056,754

Total equity	Ps.	44,416,116	Ps.	42,920,886

Total liabilities and equity	Ps.	161,261,950	Ps.	167,240,428

Summarized consolidated statements of comprehensive income

	For the year ended December 31,
	2017		2018		2019
Operating revenues	Ps.	93,644,173	Ps.	100,716,444	Ps.	98,420,289
Operating costs and expenses		86,920,692		95,984,880		89,732,428

Operating income	Ps.	6,723,481	Ps.	4,731,564	Ps.	8,687,861

Net income	Ps.	5,656,132	Ps.	3,809,694	Ps.	5,051,145

Total comprehensive income	Ps.	7,737,797	Ps.	5,047,838	Ps.	1,466,783

Net income attributable to:
Equity holders of the parent	Ps.	2,884,627	Ps.	1,942,944	Ps.	2,565,733
Non-controlling interest		2,771,505		1,866,750		2,485,412

	Ps.	5,656,132	Ps.	3,809,694	Ps.	5,051,145

Comprehensive income attributable to:
Equity holders of the parent	Ps.	3,978,263	Ps.	2,574,397	Ps.	748,059
Non-controlling interest		3,759,534		2,473,441		718,724

	Ps.	7,737,797	Ps.	5,047,838	Ps.	1,466,783